Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details)	3 Months Ended									6 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) insurance_contract	Jun. 30, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2023 insurance_contract	Jun. 30, 2023 INSURANCE_CONTRACT	Sep. 30, 2022	Sep. 30, 2022 USD ($)	Sep. 30, 2022 insurance_contract	Sep. 30, 2022 INSURANCE_CONTRACT	Jun. 30, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2023 insurance_contract	Jun. 30, 2023 INSURANCE_CONTRACT	Sep. 30, 2023 USD ($) INSURANCE_CONTRACT	Sep. 30, 2022 USD ($) insurance_contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 254,517
Cost	7,981
Face value	$ 46,650,000															$ 87,143,005	$ 106,633,792
Total policies | insurance_contract	7
Average Age	70 years
Related Party | Origination fee revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 254,517
Related Party | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue	$ 0
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue			$ 6,884,690				$ 6,031,480				$ 13,184,676				$ 19,046,144
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Revenue			5,195,602				4,264,628				9,931,938				14,094,223
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue			1,579,864				8,244,271				3,093,797			$ 8,244,271
Cost			5,290,504				4,511,346				11,656,637			4,511,346
Face value			56,688,680				93,605,072				96,674,080			$ 376,409,910	$ 376,409,910
Total policies				38	38			82	82			72	72	265	265
Average Age		76 years				75 years				75 years				75 years
Abacus Settlements, LLC | Related Party | Origination fee revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue			1,504,532				8,008,816				2,952,837			$ 8,008,816
Abacus Settlements, LLC | Related Party | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue			$ 75,332				$ 235,455				$ 140,960			$ 235,455